COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2023 (Unaudited)

		Shares	Value
COMMON STOCK—REAL ESTATE	98.5%
AUSTRALIA	4.2%
DIVERSIFIED	3.3%
Charter Hall Group		1,876,888	$11,452,011
Dexus		2,781,425	13,054,715
Ingenia Communities Group		4,240,457	11,450,887
Stockland		7,389,127	18,623,288

			54,580,901

INDUSTRIALS	0.7%
Goodman Group		875,515	12,074,470

SELF STORAGE	0.2%
National Storage REIT		2,460,267	3,448,386

TOTAL AUSTRALIA			70,103,757

BELGIUM	1.2%
DIVERSIFIED	0.3%
Cofinimmo SA		71,612	4,913,695

HEALTH CARE	0.4%
Aedifica SA		113,889	6,484,033

INDUSTRIALS	0.5%
Warehouses De Pauw CVA		307,914	7,630,707

TOTAL BELGIUM			19,028,435

CANADA	2.6%
INDUSTRIALS	0.5%
Dream Industrial Real Estate Investment Trust		855,680	8,089,035

RESIDENTIAL	1.0%
Canadian Apartment Properties REIT		529,110	17,561,037

RETAIL	1.1%
RioCan Real Estate Investment Trust		1,343,406	17,872,517

TOTAL CANADA			43,522,589

FRANCE	2.2%
DIVERSIFIED	0.2%
Covivio SA		73,468	3,270,077

INDUSTRIALS	0.2%
ARGAN SA		49,519	3,308,771

		Shares	Value
RETAIL	1.8%
Klepierre SA		782,321	$19,213,741
Unibail-Rodamco-Westfield(a)		205,322	10,148,336

			29,362,077

TOTAL FRANCE			35,940,925

GERMANY	2.6%
INDUSTRIAL OFFICE	0.3%
Sirius Real Estate Ltd. (GBP)		3,965,470	4,168,169

RESIDENTIAL	2.3%
LEG Immobilien SE(a)		215,496	14,886,619
TAG Immobilien AG(a)		592,994	6,226,798
Vonovia SE		702,076	16,931,177

			38,044,594

TOTAL GERMANY			42,212,763

HONG KONG	4.2%
DIVERSIFIED
CK Asset Holdings Ltd.		2,596,500	13,677,220
Link REIT		4,667,472	22,887,507
Sun Hung Kai Properties Ltd.		2,022,500	21,643,032
Wharf Real Estate Investment Co., Ltd.		2,983,000	11,522,963

TOTAL HONG KONG			69,730,722

JAPAN	10.7%
DIVERSIFIED	5.5%
Japan Metropolitan Fund Invest		18,246	11,843,295
Mitsubishi Estate Co., Ltd.		1,640,400	21,459,997
Mitsui Fudosan Co., Ltd.		1,352,900	29,821,016
Nomura Real Estate Holdings, Inc.		748,400	18,795,137
United Urban Investment Corp.		8,368	8,718,533

			90,637,978

HOTEL	0.7%
Invincible Investment Corp.		26,621	11,008,952

INDUSTRIALS	1.7%
Mitsui Fudosan Logistics Park, Inc.		4,138	13,042,010
Nippon Prologis REIT, Inc.		8,555	15,983,378

			29,025,388

		Shares	Value
OFFICE	1.6%
Daiwa Office Investment Corp.		1,597	$7,138,624
Kenedix Office Investment Corp.		8,371	19,381,464

			26,520,088

RESIDENTIAL	1.2%
Advance Residence Investment Corp.		7,286	16,528,065
Comforia Residential REIT, Inc.		1,453	3,223,163

			19,751,228

TOTAL JAPAN			176,943,634

NETHERLANDS	0.3%
RETAIL
Eurocommercial Properties NV		205,851	4,574,708

SINGAPORE	3.7%
DIVERSIFIED	1.6%
CapitaLand Integrated Commercial Trust		7,031,800	9,516,335
CapitaLand Investment Ltd./Singapore		7,595,900	17,225,523

			26,741,858

HEALTH CARE	0.8%
Parkway Life Real Estate Investment Trust		4,573,000	12,344,089

INDUSTRIALS	0.6%
Mapletree Logistics Trust		7,972,800	9,798,320

INDUSTRIAL OFFICE	0.3%
CapitaLand Ascendas REIT		2,827,100	5,687,290

RETAIL	0.4%
Frasers Centrepoint Trust		4,438,300	7,110,371

TOTAL SINGAPORE			61,681,928

SPAIN	0.9%
DIVERSIFIED	0.6%
Merlin Properties Socimi SA		1,207,592	10,194,663

INFRASTRUCTURE	0.3%
Cellnex Telecom SA(a),(b)		151,088	5,266,555

TOTAL SPAIN			15,461,218

SWEDEN	0.5%
HOTEL	0.1%
Pandox AB, Class B		221,995	2,363,087

INDUSTRIALS	0.4%
Catena AB		185,595	6,455,153

TOTAL SWEDEN			8,818,240

		Shares	Value
SWITZERLAND	0.5%
DIVERSIFIED
PSP Swiss Property AG		66,183	$7,823,238

UNITED KINGDOM	3.5%
DIVERSIFIED	1.2%
Land Securities Group PLC		2,090,063	15,040,406
LXI REIT PLC		4,642,615	5,143,324

			20,183,730

INDUSTRIALS	1.2%
Segro PLC		1,358,746	11,926,256
Tritax Big Box REIT PLC		3,105,270	5,296,658
Urban Logistics REIT PLC		1,672,959	2,241,212

			19,464,126

OFFICE	0.1%
Great Portland Estates PLC		344,945	1,758,384

RESIDENTIAL	0.4%
UNITE Group PLC/The		561,596	6,149,699

SELF STORAGE	0.6%
Big Yellow Group PLC		4,079	46,707
Safestore Holdings PLC		1,211,250	10,876,947

			10,923,654

TOTAL UNITED KINGDOM			58,479,593

UNITED STATES	61.4%
DATA CENTERS	8.8%
Digital Realty Trust, Inc.		663,686	80,319,280
Equinix, Inc.		90,173	65,489,043

			145,808,323

DIVERSIFIED	1.1%
Jones Lang LaSalle, Inc.(a)		87,388	12,337,438
WP Carey, Inc.		104,470	5,649,738

			17,987,176

HEALTH CARE	7.8%
Healthcare Realty Trust, Inc.		1,738,530	26,547,353
Medical Properties Trust, Inc.		1,153,109	6,284,444
Welltower, Inc.		1,178,331	96,528,876

			129,360,673

		Shares	Value
HOTEL	1.1%
Boyd Gaming Corp.		141,511	$8,608,114
Host Hotels & Resorts, Inc.		544,433	8,749,038

			17,357,152

INDUSTRIALS	9.8%
Americold Realty Trust, Inc.		1,127,529	34,288,157
BG LLH, LLC (Lineage Logistics)(a),(c)		68,361	6,879,801
Prologis, Inc.		1,079,090	121,084,689

			162,252,647

INFRASTRUCTURE	1.6%
SBA Communications Corp.		127,653	25,552,301

OFFICE	0.5%
Highwoods Properties, Inc.		394,741	8,135,612

RESIDENTIAL	14.8%
Camden Property Trust		321,542	30,411,442
Essex Property Trust, Inc.		117,085	24,832,557
Invitation Homes, Inc.		2,550,897	80,837,926
Mid-America Apartment Communities, Inc.		317,006	40,782,822
Sun Communities, Inc.		361,052	42,726,894
UDR, Inc.		722,931	25,786,949

			245,378,590

RETAIL	11.0%
Kimco Realty Corp.		1,665,467	29,295,565
Realty Income Corp.		1,354,917	67,664,555
Simon Property Group, Inc.		653,484	70,595,876
Spirit Realty Capital, Inc.		453,981	15,221,983

			182,777,979

SELF STORAGE	4.0%
Extra Space Storage, Inc.		270,429	32,878,758
Public Storage		129,520	34,131,110

			67,009,868

		Shares	Value
SPECIALTY	0.9%
VICI Properties, Inc.		538,463	$15,669,273

TOTAL UNITED STATES			1,017,289,594

TOTAL COMMON STOCK (Identified cost—$1,652,406,493)			1,631,611,344

SHORT-TERM INVESTMENTS	1.0%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.29%(d)		16,370,604	16,370,604

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$16,370,604)			16,370,604

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,668,777,097)	99.5%		1,647,981,948
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5		8,491,008

NET ASSETS	100.0%		$1,656,472,956

Glossary of Portfolio Abbreviations

GBP	British Pound
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $5,266,555 which represents 0.3% of the net assets of the Fund, of which 0.0% are illiquid.

(c)

Restricted security. Aggregate holdings equal 0.4% of the net assets of the Fund. This security was acquired on August 3, 2020, at a cost of $4,200,781. Security value is determined based on significant unobservable inputs (Level 3).

(d)	Rate quoted represents the annualized seven-day yield.

Sector Summary	% of Net Assets
Residential	19.7
Diversified	18.5
Industrials	15.6
Retail	14.6
Health Care	9.0
Data Centers	8.8
Self Storage	4.8
Office	2.2
Infrastructure	1.9
Hotel	1.9
Specialty	0.9
Industrial Office	0.6
Other	1.5

100.0

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities would be categorized as Level 2 or 3 in the hierarchy, depending on the relative significance of the valuation inputs. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Common Stock:
United States	$1,010,409,793	$—	$6,879,801	(a)	$1,017,289,594
Other Countries	614,321,750	—	—		614,321,750
Short-Term Investments	—	16,370,604	—		16,370,604

Total Investments in Securities(b)	$1,624,731,543	$16,370,604	$6,879,801		$1,647,981,948

(a)	Restricted security, where observable inputs are limited, has been fair valued by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock— United States— Real Estate— Industrials
Balance as of December 31, 2022	$6,442,977
Change in unrealized appreciation (depreciation)	436,824

Balance as of September 30, 2023	$6,879,801

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2023 which were valued using significant unobservable inputs (Level 3) amounted to $436,824.

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value at September 30, 2023	Valuation Technique	Unobservable Inputs	Amount	Valuation Impact from an Increase in Input(a)
Common Stock— United States— Real Estate— Industrials	$6,879,801	Market Comparable Companies	Enterprise Value/ EBITDA(b) Multiple	22.1x	Increase

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of year end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

(b)	Earnings Before Interest, Taxes, Depreciation and Amortization.